Loans Receivable	12 Months Ended
Mar. 31, 2024
Loans Receivable [Abstract]
Loans receivable

4. Loans receivable

As of March 31, 2024 and 2023, loans receivable consisted of the following:

	As of March 31,
	2024	2023
Receivable due from customers holding US stocks (i)	$519,311	$3,855,220
Less: allowance for expected credit loss on receivable due from customers holding US stocks	(11,240)	-
	508,071	3,855,220
Loans receivable (ii)	4,146,564	-
Due from a third party (iii)	-	5,000,000
Total assets	$4,654,635	$8,855,220

(i)	The balance due from customers holding US stocks represented the purchase price of stock exceeding the deposits paid by customers which traded these US stocks through the Company’s platform. The US stocks were under custodian of the Company, and the customers shall fully paid the balance to the Company before they sold these stocks. For the year ended March 31, 2024, the Company provided expected credit loss of $11,242 against the receivables due from these customers because the fair value of the stocks were below the receivables due from the customers.

(ii)	For the year ended March 31, 2024, the Company launched loan business, which was approved by Hong Kong Licensing Court under the Money Lenders Ordinance. The Company disbursed loans to customers for a fixed period and charged interests from the customers. The principal and interest are repayable upon the maturity of the loans. For the year ended March 31, 2024, the Company recognized interest income of $120,421 from the loan business. As of March 31, 2024, the loans receivables were comprised of principal of $4,026,819 and interest of $119,745, respectively.

(iii)	In October 2022, the Company and a third party entity entered into a loan agreement, pursuant to which the Company made a loan of $5,000,000 to the borrower at the interest rate of 0.67% per month. The borrower repaid the outstanding principal and interest in June 2023.

For the year ended March 31, 2024 and 2023, the Company recorded interest income of $116,113 and $167,500 from the loan, respectively.